Segment Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Net Revenue	¥ 2,117,775	$ 317,579	¥ 1,582,394
Operating income (loss)	27,131	4,069	6,483
Other income	7,704		5,158
Income before income tax and share of loss in equity method investment	34,835	$ 5,224	11,641
Maikefeng [Member]
Net Revenue	21,502		59,943
Operating income (loss)	(47,581)		(31,672)
Brand E Commerce [Member]
Net Revenue	2,096,273		1,522,451
Operating income (loss)	¥ 74,712		¥ 38,155